Borrowings	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Borrowings Disclosure [Text Block]
(9)	Borrowings

(a)	Current

Short-term borrowings and current instalments of long-term debt consist of the following:

	Year ended December 31,
	2017	2018
	RMB	RMB	US$

Guaranteed by bank deposits	30,000	30,000	4,363
Guaranteed by related parties	4,508,449	4,625,600	672,766
Guaranteed by property, plant and equipment	1,567,107	1,562,186	227,211
Guaranteed by third parties	34,000	-	-
Unsecured loans	312,466	353,466	51,409
Subtotal of short-term borrowings*	6,452,022	6,571,252	995,749
Current portion of long-term debts (note 9(b))*	2,197,985	2,357,324	342,859
Current portion of medium-term notes (note (10))	1,757,000	1,757,000	255,545
Total short-term borrowings and current portion of long-term debt	10,407,007	10,685,576	1,554,153

*Short-term borrowings and current portion of long-term debts consist of the following:

	Year ended December 31,
	2017	2018
	RMB	RMB	US$
Short-term borrowings:
No breach of loan covenants or no triggering cross default	2,361,418	2,356,796	342,782
In breach of loan covenants or triggering cross default with no waivers from banks	4,090,604	4,214,456	612,967
	6,452,022	6,571,252	955,749

Current portion of long-term debts
No breach of loan covenants or no triggering cross default	105,980	158,135	23,000
In breach of loan covenants and no waiver received from banks	2,052,538	2,096,927	304,985
In breach of loan covenants with waivers received from banks	39,467	102,262	14,874
	2,197,985	2,357,324	342,859

As of December 31, 2018, except for three long-term borrowings reclassified from non-current portion to current portion due to breach of loan covenants with no waiver received from the banks (refer to note (9)(b)), the Company and its subsidiaries had 54 outstanding short-term borrowings and current portion of long-term debts classified as current liabilities with financial covenants,18 out of 54 were in breach of the financial covenants with an aggregate principal amount of RMB
3,882,480
(US$
564,683
). All these loans were borrowed by Yingli China and Tianjin Yingli and the financial covenants breached were regarding the current ratio, quick ratio, debt-to-asset ratio and debt coverage ratio of Yingli China and the debt-to asset ratio of Tianjin Yingli. Given the original terms of these loans would have matured in the near term and considering the Company’s continued need for short-term financing, the Company has focused on negotiating with the banks for the extension of these loans and did not request any separate waiver for breach of financial covenants. As of December 31, 2018, notwithstanding the failure of Yingli China and Tianjin Yingli to satisfy the relevant loan covenants in the original agreements, the banks, which were fully aware of the financial condition of Yingli China and Tianjin Yingli, agreed to extend the terms of certain of these loans by an additional one year upon their maturity with the existing financial covenants. Among the 18 loans mentioned above, the terms of 16 loans had been extended by written agreements between the banks and Yingli China and Tianjin Yingli by year ended December 31, 2018, except two loans which were borrowed in 2011 and 2017. All the loans mentioned above were classified as current liabilities as of December 31, 2018 because they were in breach of loan covenants both before and after extension.

As of December 31, 2018, the breach of financial covenants mentioned above did not trigger any other cross-default provision under any loan of the Company and its subsidiaries. The Company and its subsidiaries did not have any cross-default triggered under any of their loans classified as non-current liabilities due to any other reason either.

As of December 31, 2018, because Yingli China failed to repay an amount of RMB 821,006 (US$
119,410
) of 6 loans when such repayments became due in 2018, such payment default triggered cross-defaults under Yingli China's 13 other loans classified as current liabilities with aggregate principal amount of RMB 1,600,423 (US$
232,772
). In addition, Hainan Yingli failed to repay one loan with principal amount of RMB 99,089 (US$
14,412
) upon its maturity in November 2015, and such payment default triggered cross-defaults under Hainan Yingli's 2 other loans classified as current liabilities with aggregate principal amount of RMB 37,901 (US$
5,512
). All the loans mentioned above were classified as current liabilities as of December 31, 2018 because they either had payment defaults or cross-defaults. In subsequent period, Yingli China and Hainan Yingli are still in negotiation with the banks to extend the terms.

Short-term borrowings outstanding (including the current portion of long-term debt) as of December 31, 2017 and 2018 bore a weighted average interest rate of 4.91% and 4.77% per annum, respectively. All short-term borrowings mature and expire at various times within one year.

(b)	Non-current

	Year ended December 31,
	2017	2018
	RMB	RMB	US$
Long-term debt and medium-term notes:
Secured loans from China Development Bank	2,887,345	2,961,839	430,782
Guaranteed by related parties	29,000	-	-
Secured by multiple assets	201,932	192,342	27,975
Medium-term notes (note (10))	1,757,000	1,757,000	255,545
	4,875,277	4,911,181	714,302
Less: current portion	(3,954,985)	(4,114,324)	(598,404)
Total long-term debt and medium-term notes	920,292	796,857	115,898

As of December 31, 2017 and 2018, long-term debts that were in breach and no breach of loan covenants as following:

	Year ended December 31,
	2017	2018
	RMB	RMB	US$
Long-term debt:
In breach of loan covenants with waivers from banks	641,005	604,785	87,962
No breach of loan covenants	279,287	192,072	27,936
Total long-term debt	920,292	796,857	115,898

Long-term loans that breached certain loan covenants as of December 31, 2018 with no waiver obtained:

In October 2011, Tianjin Yingli borrowed an eight-year RMB 350,000 loan from China Development Bank at an interest rate of the five-year Renminbi benchmark loan rate per annum (the “Tianjin Yingli RMB Loan”). The loan is guaranteed by property, plant and equipment. The company withdrew RMB 350,000 (US$
50,905
) by the end of December 31, 2018. The original repayment schedule in October 2011 was RMB 25,000 due in October 2013, RMB 25,000 due in February 2014, RMB 20,000 in August 2014, RMB 20,000 due in February 2015, RMB 5,000 due in August 2015, RMB 5,000 due in February 2016, RMB 30,000 due in August 2016, RMB 30,000 due in February 2017, RMB 40,000 due in August 2017, RMB 40,000 due in February 2018, RMB 34,000 due in August 2018, RMB 35,000 due in February 2019, RMB 41,000 due in October 2019. The company made three agreements with the bank to renew the repayment schedules in April 2016, July 2017 and September 2018, respectively. Based on the most updated amendment, the new repayment schedule was RMB 36,200 due in August 2019, RMB 36,200 due in February 2020, RMB 36,200 due in August 2020, RMB 36,200 due in February 2021, RMB 36,200 due in August 2021, RMB 36,200 due in February 2022, and RMB 36,140 due in October 2022. No other key terms were changed in these amendments.

The loan agreement for the Tianjin Yingli RMB Loan required Tianjin Yingli to maintain a debt-to-asset ratio (calculated as total liabilities divided by total assets) of no more than 80%. As of December 31, 2018, Tianjin Yingli was in breach of the financial covenant to maintain a debt-to-asset ratio of less than 80% and failed to obtain a waiver from the bank. Thus, the Tianjin Yingli RMB Loan of RMB 217,140 (US$
31,582
) was reclassified as short-term loan since it may have the risk of being recovered by the China Development Bank at any time according to the terms in the contract.

In November 2011, Hainan Yingli New Energy Resources Co., Ltd, (“Hainan Yingli”) entered into an eight-year RMB 900,000 loan agreement with China Development Bank at an interest rate of the five-year Renminbi benchmark loan rate per annum (the “Hainan Yingli RMB Loan”). The loan is guaranteed by property, plant and equipment. In May 2013, Hainan Yingli entered into an amendment to increase this loan credit limit by RMB 282,150. The company withdrew RMB 1,182,150 (US$
171,937
) by the end of December 31, 2018. The original repayment schedule was RMB 90,800 due in July 2013, RMB 90,800 due in November 2013, RMB 90,800 due in May 2014, RMB 90,800 due in November 2014, RMB 90,800 due in May 2015, RMB 90,800 due in November 2015, RMB 90,800 due in May 2016, RMB 90,800 due in November 2016, RMB 90,800 due in May 2017, RMB 90,800 due in November 2017, RMB 90,800 due in May 2018, RMB 90,800 due in November 2018 and RMB 92,550 due in July 2019. In November 2015, March 2016 and May 2018, Hainan Yingli made three agreements with the bank to renew the repayment schedules. According to the most updated agreement in May 2018 with the total unrepaid amount of RMB 727,150 the amended repayment schedule was RMB 100 due in May 2018, RMB 100 due in November 2018, RMB 100,000 due in May 2019, RMB 100,000 due in November 2019, RMB 100,000 due in May 2020, RMB 100,000 due in November 2020, RMB 100,000 due in May 2021, RMB 100,000 due in November 2021 and RMB 126,950 due in July 2020. No other key terms were changed in these two amendments. According to the third amendment of the loan agreement, the company repaid RMB 200 that was due in 2018.

The loan agreement for the Hainan Yingli RMB Loan required that total amount of Hainan Yingli’s guarantee for the third party must not exceed 30% of its net asset only if it get a permission from the bank in advance. As of December 31, 2018, Hainan Yingli was in breach of the loan covenants to maintain its guarantee amount of no more than 30% of its net asset and failed to obtain a waiver from the bank. Thus, the Hainan Yingli RMB Loan of RMB 526,950 (US$
76,642
) was reclassified as short-term loan since it may have the risk of being recovered by the China Development Bank at any time according to the terms in the contract.

In March 2012, Hainan Yingli entered into a seven-year US$ 135,000 loan agreement with China Development Bank at an interest of the 3-month LIBOR plus 5% per annum (the “Hainan Yingli USD Loan”). The company withdrew US$ 135,000 (RMB
928,193
) by the end of December 31, 2018 under this agreement. The loan is guaranteed by property, plant and equipment. The original repayment schedule in March 2012 was US$ 10,600 due in July 2013, US$ 10,600 due in November 2013, US$ 10,600 due in May 2014, US$10,600 due in November 2014, US$ 10,600 due in May 2015, US$ 10,600 due in November 2015, US$ 10,600 due in May 2016, US$ 10,600 due in November 2016, US$ 10,600 due in May 2017, US$ 10,600 due in November 2017, US$ 10,600 due in May 2018, US$ 10,600 due in November 2018 and US$ 7,800 due in July 2019. In November 2015, March 2016 and May 2018, Hainan Yingli made three agreements with the bank to renew the repayment schedules. According to the most updated agreement with the total unrepaid amount of US$ 81,780, the amended repayment schedule was US$ 30 due in May 2018, US$ 30 due in November 2018, US$ 11,500 due in May 2019, US$ 11,500 due in November 2019, US$ 11,500 due in May 2020, US$ 11,500 due in November 2020, US$ 10,000 due in May 2021, US$ 10,000 due in November 2021 and US$15,720 due in July 2022. No other key terms were changed except that in the second agreement entered into in March 2016, the interest rate was modified from the 3-month LIBOR plus an additional surcharge of 5% of the interest rate per annum to 3-month LIBOR plus an additional surcharge of 4% of the interest rate per annum
. According to the most updated amendment of the loan agreement, the company repaid US$ 60 in 2018.

The loan agreement for the Hainan Yingli USD Loan required that the amount of Hainan Yingli’s loans must not exceed the 10% of its net asset only if it get a permission from the bank in advance. As of December 31, 2018, Hainan Yingli was in breach of the financial covenants to maintain its loan amount of no more than 10% of its net asset and failed to obtain a waiver from the bank. Thus, the Hainan Yingli USD Loan of US$ 58,720 (RMB 403,729) was reclassified as short-term loan since it may have the risk of being recovered by the China Development Bank at any time according to the terms in the contract.

In May 2011, Yingli China entered into a
42
-month RMB
1,160,000
loan agreement with Bank of China and China Citic Bank at an interest rate of the three-five year Renminbi benchmark loan rate plus an additional surcharge of
5
% of the interest rate per annum. By the end of December 31, 2018, the company withdrew RMB
481,000
(US$
69,959
). The loan is guaranteed by Yingli Green Energy and Yingli Group. Out of the loan of RMB
164,300
, loan with RMB
20,000
due in November 2015 was extended to May 2016 based on the first amendment of the loan agreement entered into in November 2015.
Based on the second amendment of the loan agreement entered into in June 2016, total loan of RMB
164,300
and interest due in May 2016 was extended to May 2017. Based on the third amendment of the loan agreement entered into in November 2017, total loan of RMB
164,300
and interest due in May 2017 was extended to November 2018.

In 2018, however, Yingli China failed to extend the repayment schedule. As of December 31, 2018, the total principal amount of RMB
164,300
(US$
23,896
) is of current portion.

In May 2010, Hainan Yingli entered into a five-year RMB 180,000 loan agreement at an interest rate of the three-five year Renminbi benchmark loan rate per annum with Industrial and Commercial Bank of China Limited. The loan is guaranteed by the company and repayable in semi-annual instalment of RMB 20,000 starting from August 2011. Based on the first amendment of the loan agreement entered into in December 2015, loan of RMB 14,000 that was due in September 2015 was extended to September 2016. In addition, the interest rate was modified from the three-five year Renminbi benchmark loan rate per annum to five-year Renminbi benchmark loan rate plus an additional surcharge of 10% per annum. Based on the second amendment of the loan agreement entered into in September 2016, the amended repayment schedule was RMB 2,000 due in March 2017, RMB 2,000 due in June 2017 and RMB 10,000 due in September 2017. In addition, the interest rate was modified from five-year Renminbi benchmark loan rate plus an additional surcharge of 10% per annum to the five-year Renminbi benchmark loan rate. Based on the third amendment of the loan agreement entered into in October 2017, the amended repayment schedule was RMB 2,000 due in March 2018, RMB 2,000 due in June 2018 and RMB 10,000 due in September 2018. Based on the fourth amendment of the loan agreement entered into in September 2018, the amended repayment schedule was RMB 14,000 due in September 2019. As of December 31, 2018, the current and non-current portion of this long-term borrowing was RMB 14,000 (US$ 2,036) and nil, respectively.

The loan agreement for the Hainan Yingli RMB loan stated that it would trigger cross default if there exists any overdue debts for Hainan Yingli. As of December 2018, Hainan Yingli failed to repay a principal amount of RMB 99,089 (US$ 14,412).

In April 2013, Yingli China entered into a three-year US$55,000 loan agreement with China Development Bank at an interest rate of the 6-month LIBOR plus 5.2% per annum. By the end of December 31, 2018, the company withdrew US$ 55,000 (RMB 378,153) under this agreement. Based on the amendment of the loan agreement entered into in March 2016, the term of the loan with a balance of US$ 55,000 that was due in April 2016 was extended to April 2017. In addition, the interest rate was modified from the 6-month LIBOR plus an additional surcharge of 5.2% of the interest rate per annum to the 6-month LIBOR plus an additional surcharge of 2.5% of the interest rate per annum. Based on the second amendment of the loan agreement entered into in April 2017, the term of the loan with a balance of US$ 55,000 that was due in April 2017 was extended to April 2018. Based on the third amendment of the loan agreement entered into in April 2018, the term of the loan with a balance of US$ 55,000 that was due in April 2018 was extended to April 2019. As of December 31, 2018, the current and non-current portion of this long-term borrowing is US$ 55,000 (RMB 378,153) and nil, respectively.

The loan agreement for the Yingli China USD loan required that debt-to-asset ratio must not exceed 90%. As of December 2018, Yingli China was in breach of the financial covenants to maintain its debt-to-asset ratio.

Long-term loans that breached certain loan covenants as of December 31, 2018 with waivers obtained

In October 2011, Tianjin Yingli New Energy Resources Co., Ltd, (“Tianjin Yingli”) borrowed an eight-year US$ 100,000 loan from China Development Bank at an interest rate of 6-month LIBOR plus 5.2% per annum. The loan is guaranteed by property, plant and equipment (the “Tianjin Yingli USD Loan”). The company withdrew US$ 100,000 (RMB
687,550
) by the end of December 31, 2017. The original repayment schedule in October 2011 was US$ 5,000 due in October 2013, US$ 8,000 due in February 2014, US$ 8,000 due in August 2014, US$ 9,000 due in February 2015, US$ 9,000 due in August 2015, US$ 9,000 due in February 2016, US$ 9,000 due in August 2016, US$ 9,000 due in February 2017, US$ 9,000 due in August 2017, US$ 10,000 due in February 2018, US$ 5,000 due in August 2018, US$ 5,000 due in February 2019, US$ 5,000 due in October 2017. From November 2015 to September 2018, Tianjin Yingli made four agreements with the bank to renew the repayment schedules. And based on the fourth amendment entered into in September 2018 with the total unrepaid amount of US$ 69,720, the amended repayment schedule was US$ 10,000 due in October 2019, US$ 10,000 due in April 2020, US$ 10,000 due in October 2020, US$ 10,000 due in April 2021, US$ 10,000 due in October 2021, US$ 10,000 due in April 2022, US$ 9,720 due in October 2022.
No other key terms were changed in these amendments except that in the second amendment entered into in April 2016, the interest rate was modified from 6-month LIBOR plus 5.2% per annum to 6-month LIBOR plus 4.5% per annum.
The company repaid US$ 20 in April 2018 according to the third repayment schedule. As of December 31, 2018, the current and non-current portion of this long-term borrowing was US$ 10,000 (RMB 68,755) and US$ 59,720 (RMB 410,605), respectively.

The loan agreement for the Tianjin Yingli USD Loan required Tianjin Yingli to maintain a current ratio (calculated as total current assets divided by total current liabilities) of no less than 60%, quick ratio (calculated as total current assets minus inventory and then divided by total current liabilities) of no less than 50%, debt-to-asset ratio (calculated as total liabilities divided by total assets) of no more than 80%, debt coverage ratio (calculated as cash available for debt servicing during the period divided by interest and principal payments during the period) of no less than 150% and interest coverage ratio (calculated as cash available for interest payment during the period divided by interest and other fees payable during the period) of no less than 150%. As of December 31, 2018, Tianjin Yingli was in breach of the financial covenant to maintain a debt-to-asset ratio of less than 80%. China Development Bank granted a written waiver to Tianjin Yingli which waived the requirement regarding Tianjin Yingli’s debt-to-asset ratio until the end of the contract term. The waiver did not impose any new financial covenant or require any prepayment.

In October 2011, Hengshui Yingli New Energy Resources Co., Ltd. (“Hengshui Yingli”) entered into an eight-year US$ 50,000 loan agreement with China Development Bank at an interest of 6-month LIBOR plus 5.8% per annum and subject to adjustment annually (the “Hengshui Yingli USD Loan”). The loan is guaranteed by property, plant and equipment. By the end of December 31, 2018, the company withdrew US$ 50,000 (RMB
343,775
). The original repayment schedule was US$ 3,000 due in December 2012, US$ 1,500 due in June 2013, US$ 1,500 due in December 2013, US$ 3,000 due in June 2014, US$ 3,000 due in December 2014, US$ 3,000 due in June 2015, US$ 3,000 due in December 2015, US$ 4,000 due in June 2016, US$ 4,000 due in December 2016, US$ 4,000 due in June 2017, US$ 4,000 due in December 2017, US$ 4,000 due in June 2018, US$ 4,000 due in December 2018, US$ 4,000 due in June 2019, US$ 4,000 due in October 2019. From December 2015 to June 2018, Hengshui Yingli made four agreements with the bank to renew its repayment schedules. And based on the fourth amendment entered into in June 2018 with the total unrepaid amount of US$ 34,400, the amended repayment schedule was US$ 1,000 due in June 2018, US$ 100 due in December 2018, US$ 2,900 due in June 2019, US$ 2,000 due in December 2019, US$ 4,000 due in June 2020, US$ 4,000 due in December 2020, US$ 5,000 due in June 2021, US$ 5,000 due in December 2021, US$ 5,200 due in June 2022 and US$ 5,200 due in October 2022.
No other key terms were changed in these amendments except that in the second amendment entered into in March 2016, the interest rate was modified from 6-month LIBOR plus 5.8% per annum to 6-month LIBOR plus 4.5% per annum. The company repaid US$ 1,100 in 2018 according to the most updated repayment schedule.
As of December 31, 2018, the current and non-current portion of this long-term borrowing was US$ 4,900 (RMB
33,690
) and US$ 28,400 (RMB
195,264
), respectively.

The loan agreement for the Hengshui Yingli USD Loan required Hengshui Yingli to maintain a debt-to-asset ratio (calculated as total liabilities divided by total assets) of no more than 75% and debt coverage ratio (calculated as cash available for debt servicing during the period divided by interest and principal payments during the period) of no less than 130%. As of the December 31, 2018, Hengshui Yingli was in breach of the financial covenant to maintain a debt-to-asset ratio of no more than 75%. China Development Bank granted a written waiver to Hengshui Yingli which waived the requirement regarding Hengshui Yingli’s debt-to-asset ratio under the loan agreement until the end of the contract term. The waiver did not impose any new financial covenant or require any prepayment.

Long-term loans that did not breach loan covenants as of December 31, 2018

In December 2008, Yingli China entered into an eight-year US$ 70,000 loan agreement at an interest rate of 6-month LIBOR plus 6% per annum with China Development Bank. The loan is guaranteed by Tianwei Yingli and Mr. Liansheng Miao, the Company’s chairman and CEO, and secured by Yingli China’s property, plant and equipment. The loan is repayable in annual instalment of US$ 8,000 for the first two years and US$ 9,000 for the remaining six years, respectively, commencing in December 2009. In December 2015, out of US$ 18,000 that was due, the company repaid US$ 50, and the remaining portion of US$ 17,950 was extended to December 2016 based on the first amendment of loan agreement entered into in December 2015. Based on the second amendment of the loan agreement entered into in June 2016, the amended repayment schedule was US$ 50 due in December 2017, US$ 8,920 due in December 2018 and US$ 8,930 due in December 2019. In addition, the interest rate was modified from 6-month LIBOR plus 6% per annum to 6-month LIBOR plus 3.5% per annum. The company repaid US$ 50 in December 2017 according to the repayment agreement. Based on the third amendment of loan agreement entered into September 2018, the amended repayment schedule was US$ 50 due in December 2018, US$ 17,800 due in December 2019. The company repaid US$ 50 in December 2018 according to the most updated repayment agreement. As of December 31, 2018, the current and non-current portion of this long-term borrowing was US$ 17,800 (RMB 122,384) and nil respectively.

In May 2012, Hengshui Yingli entered into an eight-year RMB 255,000 loan agreement with China Development Bank at an interest of the five-year Renminbi benchmark loan rate plus an additional surcharge of 10% per annum and subject to adjustment annually. The loan is guaranteed by Yingli China. The company withdrew RMB 255,000 (US$ 37,088) by the end of December 31, 2018 under this agreement. The original repayment schedule was RMB 5,000 due in June 2013, RMB 5,000 due in December 2013, RMB 8,000 due in June 2014, RMB 8,000 due in December 2014, RMB 10,000 due in June 2015, RMB 10,000 due in December 2015, RMB 15,000 due in June 2016, RMB 15,000 due in December 2016, RMB 20,000 due in June 2017, RMB 20,000 due in December 2017, RMB 25,000 due in June 2018, RMB 25,000 due in December 2018, RMB 30,000 due in June 2019, RMB 30,000 due in December 2019 and RMB 29,000 due in May 2020. From December 2015 to September 2018, the company made five agreements with the bank to renew the repayment schedules. According to the fourth amendment in June 2018 with the total unrepaid amount of RMB 216,000, the amended repayment schedule was RMB 1,500 in June 2018, RMB 1,500 due in December 2018, RMB 16,500 due in June 2019, RMB 16,500 due in December 2019, RMB 30,000 due in June 2020, RMB 30,000 due in December 2020, RMB 30,000 due in June 2021, RMB 30,000 due in December 2021, RMB 30,000 due in June 2022 and RMB 30,000 due in October 2022. The company repaid RMB 1,500 according to the fourth amendment. According to the fifth amendment in September 2018 with the total unrepaid amount of RMB 214,500, the amended repayment schedule was RMB 500 due in December 2018, RMB 17,000 due in June 2019, RMB 17,000 due in December 2019, RMB 30,000 due in June 2020, RMB 30,000 due in December 2020, RMB 30,000 due in June 2021, RMB 30,000 due in December 2021, RMB 30,000 due in June 2022 and RMB 30,000 due in October 2022. The company repaid RMB 500 according to the fifth repayment schedule. No other key items were changed in these agreements except that in the second amendment entered into in March 2016, the interest rate was modified from five-year Renminbi benchmark loan rate plus an additional surcharge of 10% of the interest rate per annum to the five-year Renminbi benchmark loan rate per annum with no surcharge
As of December 31, 2018, the current and non-current portion of this long-term borrowing was RMB 34,500 (US$ 5,018) and RMB 180,000 (US$ 26,180), respectively.

All amendments mentioned above are not considered to be trouble debt restructuring because they don't meet the condition of lenders offering concession to the Company.

Long-term Loan repaid or settled for the years ended December 31, 2016, 2017 and 2018

In May 2015, Dafeng Xinghui Power Development Co., Ltd entered into a two-year RMB 20,000 loan agreement with Jiangsu Dafeng Rural Commercial Bank at an interest rate of 7.5% per annum. The loan was guaranteed by Yingli China and right of charging the electricity fee from produced by its own power plant and Yingli China. As of December 31, 2016, the loan balance was excluded in the consolidation financial statement due to the disposal of Dafeng Xinghui Power Development Co., Ltd in October 2016 as stated in note (2) (b).

In February 2015, Yingli China entered into a two-year RMB 100,000 loan agreement with Rural Credit Cooperative of Baoding at a fixed interest rate of 7.8% per annum. The loan is guaranteed by property, plant and equipment. As of December 31, 2017, the loan was fully paid.

In November 2013, Hutubi Yingli Sunshine New Resources Co. Ltd. (“Yingli Hutubi”) entered into a five-year RMB 22,500 loan agreement with Xinjiang Tianshan Rural Commercial Bank at a fixed interest rate of 6.4%. This loan is guaranteed by equivalent bank deposits. By the end of December 31, 2017, the company withdrew RMB 22,500 (US$ 3,272) under this agreement. The company repaid total RMB 800 from 2014 to 2017 according to the repayment schedule. As of December 31, 2018, the remaining portion was fully repaid.

In November 2013, Yingli Hutubi entered into a six-year RMB 55,000 loan agreement with Xinjiang Tianshan Rural Commercial Bank at a fixed interest rate of 7.9%. This loan is guaranteed by Yingli Group and secured by solar panels having a market value of RMB 68,800 (US$10,007). By the end of December 31, 2017, the company withdrew RMB 55,000 (US$ 7, 999) under this agreement. The company repaid total RMB 40,000 from 2014 to 2017 according to the repayment schedule. As of December 31, 2018, the remaining portion was fully repaid.

According to the repayment schedules agreed with the banks, future principal payments under the above long-term borrowings as of December 31, 2018 are as follows

Year ended December 31,	RMB	US$
2019	4,114,324	598,404
2020	254,126	36,961
2021	267,876	38,961
2022	268,724	39,084
2023	2,028	295
Thereafter	4,103	597
Total	4,911,181	714,302